Subsequent Events (Details Narrative) (10-K) - USD ($)											9 Months Ended	12 Months Ended
	Mar. 26, 2019	Mar. 12, 2019	Mar. 08, 2019	Feb. 23, 2019	Jan. 30, 2019	Jan. 28, 2019	Jan. 25, 2019	Jan. 10, 2019	Jan. 03, 2019	Mar. 08, 2018	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Issuance of Series A Preferred stock for services, shares												3,333
Share based compensation, issuance of options											99,072	214,239
Stockholders' equity, reverse stock split											On March 26, 2019, the Company received a notification letter from The Nasdaq Stock Market informing it that it had regained compliance with Listing Rule 5550(a)(2). As a result of the reverse stock split, every six shares of the Company's outstanding pre-reverse split common stock were combined and reclassified into one share of common stock. Unless otherwise noted, all share and per share data included in these financial statements retroactively reflect the 1-for-6 reverse stock split.
Common stock, par value											$ 0.0001	$ 0.0001	$ 0.0001
Series H-4 Preferred Stock [Member]
Issuance of Series A Preferred stock for services, shares										1,371
Common Stock [Member]
Issuance of Series A Preferred stock for services, shares											116,666
Gross proceeds from common stock											$ 16,667
Subsequent Event [Member]
Share based compensation, issuance of options					90,072
Share based compensation, vesting options, description					Vest over 720 days with one-eighth (1/8) shares vesting every 90 days, to purchase shares of the Company's common stock at $2.3124, the closing price of the Company's common stock on January 30, 2019.
Stockholders' equity, reverse stock split			1-for-6 reverse stock split.
Subsequent Event [Member] | Series H-4 Preferred Stock [Member]
Conversion of stock, shares converted									21,591
Subsequent Event [Member] | Series K Warrants [Member]
Cash proceeds from issuance of warrants		$ 12,667			$ 4,010
Exercise of warrants		211,111			66,667
Subsequent Event [Member] | CEO [Member]
Share based compensation, issuance of options					49,536
Subsequent Event [Member] | Common Stock [Member]
Issuance of Series A Preferred stock for services, shares									1,412,420
Subsequent Event [Member] | Common Stock [Member] | Series K Warrants [Member]
Issuance of Series A Preferred stock for services, shares		211,111			66,667
Subsequent Event [Member] | Consulting Agreement [Member] | Common Stock [Member]
Issuance of Series A Preferred stock for services, shares							8,333	75,000
Subsequent Event [Member] | Consulting Agreement [Member] | Common Stock [Member] | Board of Directors [Member]
Issuance of Series A Preferred stock for services, shares				33,333		75,000
Subsequent Event [Member] | Consulting Agreement [Member] | Common Stock [Member] | Board of Directors [Member] | Issuance of Common Stock [Member]
Issuance of Series A Preferred stock for services, shares						8,333
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Certain Existing Investors [Member]
Issuance of Series A Preferred stock for services, shares	478,469
Common stock, par value	$ 0.0001
Offering price, per share	$ 4.18
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Certain Existing Investors [Member] | Before Deduction of Offering Expenses [Member]
Gross proceeds from common stock	$ 2,000,000